ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of financing activities
Beginning of year	$ 24,737,221	$ 39,212,996	$ 39,581,252
Inflows	17,527,205	161,982,004	115,958,305
Outflows	(31,223,847)	(181,565,303)	(116,819,735)
Other non-cash movements	1,360,628	5,107,524	493,174
End of year	12,401,207	24,737,221	39,212,996
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year	8,286,163	19,491,854	26,558,104
Inflows	2,653,805	11,452,532	6,429,136
Outflows	(6,785,701)	(23,641,629)	(11,619,542)
Other non-cash movements	72,481	983,406	(1,875,844)
End of year	4,226,748	8,286,163	19,491,854
Subordinated debt securities
Reconciliation of financing activities
Beginning of year	2,886,028	2,898,105	2,120,799
Outflows	(1,774,264)	(1,147,619)	(19,976)
Other non-cash movements	28,705	1,135,542	797,282
End of year	1,140,469	2,886,028	2,898,105
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	12,276,610	16,823,037	10,902,349
Inflows	14,873,400	150,529,472	109,529,169
Outflows	(21,297,718)	(155,072,118)	(105,180,217)
Other non-cash movements		(3,781)	1,571,736
End of year	5,852,292	12,276,610	$ 16,823,037
Lease Liabilities
Reconciliation of financing activities
Beginning of year	1,288,420
Outflows	(1,366,164)	(1,703,937)
Other non-cash movements	1,259,442	2,992,357
End of year	$ 1,181,698	$ 1,288,420